UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2012

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® DIVERSIFIED TARGET RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 84.7%
Aerospace - 2.2%
BE Aerospace, Inc. (a)	1,670	$65,514
Cobham PLC	14,785	53,784
Honeywell International, Inc.	3,410	197,951
Huntington Ingalls Industries, Inc. (a)	98	3,821
Kaman Corp.	490	15,964
Lockheed Martin Corp.	4,860	433,852
Northrop Grumman Corp.	3,285	217,467
Precision Castparts Corp.	1,178	183,250
Raytheon Co.	871	48,323
Rolls-Royce Holdings PLC	9,706	128,766
Textron, Inc.	768	20,006
TransDigm Group, Inc. (a)	520	64,147
United Technologies Corp.	3,470	258,307

		$1,691,152
Airlines - 0.3%
Copa Holdings S.A., “A”	610	$47,293
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	895	79,753
Qantas Airways Ltd. (a)	18,133	21,597
Spirit Airlines, Inc. (a)	920	19,789
Stagecoach Group PLC	11,315	49,875
United Continental Holdings, Inc. (a)	570	10,767

		$229,074
Alcoholic Beverages - 1.1%
Beam, Inc.	1,030	$64,766
Carlsberg Group	518	41,858
Diageo PLC	9,802	261,480
Heineken N.V.	6,828	368,835
Pernod Ricard S.A.	794	85,179

		$822,118
Apparel Manufacturers - 1.2%
Cia.Hering S.A.	600	$11,847
Compagnie Financiere Richemont S.A.	813	45,934
Gerry Weber International AG	1,449	59,477
Guess?, Inc.	2,960	89,096
Hanesbrands, Inc. (a)	1,010	30,320
Li & Fung Ltd.	94,000	184,336
LVMH Moet Hennessy Louis Vuitton S.A.	1,516	227,365
Michael Kors Holdings Ltd. (a)	899	37,120
NIKE, Inc., “B”	750	70,013
PVH Corp.	230	18,269
VF Corp.	1,103	164,678

		$938,455
Automotive - 1.6%
Bayerische Motoren Werke AG	1,975	$146,916
BorgWarner Transmission Systems, Inc. (a)	1,250	83,875
Delphi Automotive PLC (a)	10,060	285,603
DENSO Corp.	2,400	76,408
Geely Automobile Holdings Ltd.	170,000	56,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
General Motors Co. (a)	3,130	$61,692
GKN PLC	15,785	51,907
Guangzhou Automobile Group Co. Ltd., “H”	64,000	47,671
Honda Motor Co. Ltd.	4,700	151,015
Johnson Controls, Inc.	6,860	169,099
Lear Corp.	580	20,619
LKQ Corp. (a)	1,730	61,121
USS Co. Ltd.	330	35,472

		$1,247,522
Biotechnology - 1.0%
Abcam PLC	7,934	$50,258
Alexion Pharmaceuticals, Inc. (a)	1,750	183,488
Amgen, Inc.	2,280	188,328
Anacor Pharmaceuticals, Inc. (a)	1,360	8,024
Biogen Idec, Inc. (a)	385	56,145
Celgene Corp. (a)	1,317	90,162
Gilead Sciences, Inc. (a)	2,200	119,526
Hyperion Therapeutics, Inc. (a)	200	2,098
Regeneron Pharmaceuticals, Inc. (a)	190	25,584
ViroPharma, Inc. (a)	3,540	76,853

		$800,466
Broadcasting - 1.7%
CBS Corp., “B”	3,788	$126,746
Discovery Communications, Inc., “A” (a)	2,345	118,727
Fuji Television Network, Inc.	27	45,815
Havas S.A.	6,252	30,429
Interpublic Group of Cos., Inc.	3,090	30,498
News Corp., “A”	7,850	180,707
Nippon Television Network Corp.	680	103,847
Omnicom Group, Inc.	1,275	63,978
Publicis Groupe	2,525	124,086
Rightmove PLC	2,676	62,453
Scripps Networks Interactive, Inc., “A”	201	10,824
Viacom, Inc., “B”	4,330	202,254
Walt Disney Co.	4,630	227,518

		$1,327,882
Brokerage & Asset Managers - 1.1%
Aberdeen Asset Management PLC	5,851	$23,635
Affiliated Managers Group, Inc. (a)	1,470	164,037
BlackRock, Inc.	849	144,551
BM&F Bovespa S.A.	4,900	27,499
Computershare Ltd.	6,600	52,908
Daiwa Securities Group, Inc.	12,000	44,576
Evercore Partners, Inc.	1,200	27,804
Franklin Resources, Inc.	800	91,960
GFI Group, Inc.	4,150	13,197
IG Group Holdings PLC	11,316	79,347
IntercontinentalExchange, Inc. (a)	410	53,800
NASDAQ OMX Group, Inc.	2,956	67,101
Schroders PLC	2,308	46,078
TD AMERITRADE Holding Corp.	1,390	22,129

		$858,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 3.2%
Accenture PLC, “A”	5,040	$303,912
Amadeus Holdings AG	9,638	207,686
Brenntag AG	800	87,581
Brunel International N.V.	1,201	45,639
Bunzl PLC	4,086	71,227
Capita PLC	3,554	39,555
Cielo S.A.	2,093	61,017
Cognizant Technology Solutions Corp., “A” (a)	3,449	195,800
Compass Group PLC	19,740	211,219
Concur Technologies, Inc. (a)	560	37,822
Constant Contact, Inc. (a)	2,120	35,552
CoreLogic, Inc. (a)	640	14,720
Dun & Bradstreet Corp.	740	59,341
Equinix, Inc. (a)	410	73,054
Experian Group Ltd.	2,106	31,220
Fiserv, Inc. (a)	660	46,286
FleetCor Technologies, Inc. (a)	4,850	179,062
Gartner, Inc. (a)	1,210	53,712
IHS, Inc. “A” (a)	200	22,054
Intertek Group PLC	3,537	150,981
Jones Lang LaSalle, Inc.	1,330	88,698
LPS Brasil - Consultoria de Imoveis S.A.	1,000	17,812
Mitsubishi Corp.	3,000	59,283
Nomura Research Institute Ltd.	6,400	131,918
Sodexo	964	72,666
Verisk Analytics, Inc., “A” (a)	3,920	196,980

		$2,494,797
Cable TV - 1.0%
Cablevision Systems Corp., “A”	1,160	$17,794
Charter Communications, Inc., “A” (a)	900	69,228
Comcast Corp., “A”	3,250	105,788
Comcast Corp., “Special A”	6,230	198,924
Dish Network Corp., “A”	580	17,841
Time Warner Cable, Inc.	3,783	321,290
Virgin Media, Inc.	1,407	38,524

		$769,389
Chemicals - 1.2%
3M Co.	2,380	$217,127
Celanese Corp.	3,780	144,131
CF Industries Holdings, Inc.	1,298	254,096
E.I. du Pont de Nemours & Co.	639	31,758
Givaudan S.A.	54	52,503
Monsanto Co.	481	41,183
Nufarm Ltd.	16,175	92,101
PPG Industries, Inc.	660	72,244

		$905,143
Computer Software - 3.2%
ANSYS, Inc. (a)	530	$31,779
Autodesk, Inc. (a)	2,490	84,461
Check Point Software Technologies Ltd. (a)	5,880	285,592
Citrix Systems, Inc. (a)	2,004	145,651
CommVault Systems, Inc. (a)	1,480	71,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Compuware Corp. (a)	1,120	$10,315
Dassault Systemes S.A.	1,107	108,949
Fair Isaac Corp.	440	19,048
Intuit, Inc.	728	42,239
Microsoft Corp.	10,740	316,508
Nuance Communications, Inc. (a)	1,470	29,915
OBIC Co. Ltd.	670	135,890
Oracle Corp.	14,658	442,672
Parametric Technology Corp. (a)	5,300	114,162
Red Hat, Inc. (a)	1,490	79,953
Salesforce.com, Inc. (a)	612	76,108
SAP AG	852	54,232
SolarWinds, Inc. (a)	5,059	270,100
Symantec Corp. (a)	3,690	58,118
TIBCO Software, Inc. (a)	2,300	64,607
VeriSign, Inc. (a)	420	18,656

		$2,460,765
Computer Software - Systems - 3.7%
Apple, Inc. (a)(s)	2,402	$1,467,046
Aruba Networks, Inc. (a)	1,470	20,845
Asustek Computer, Inc.	3,660	33,602
Canon, Inc.	2,600	87,024
E2open, Inc. (a)	600	7,578
Ellie Mae, Inc. (a)	360	7,380
EMC Corp. (a)	7,320	191,857
Exa Corp. (a)	1,330	13,333
ExactTarget, Inc. (a)	350	7,980
Fusion-io, Inc. (a)	710	13,575
Guidewire Software, Inc. (a)	910	23,351
Hewlett-Packard Co.	8,540	155,770
International Business Machines Corp.	1,398	273,980
Konica Minolta Holdings, Inc.	10,000	70,441
MICROS Systems, Inc. (a)	1,340	63,972
National Instruments Corp.	1,130	29,199
NetApp, Inc. (a)	1,840	60,113
NICE Systems Ltd. (a)	951	34,150
NICE Systems Ltd., ADR (a)	1,100	39,600
Nintendo Co. Ltd.	200	22,176
PROS Holdings, Inc. (a)	960	13,382
Qlik Technologies, Inc. (a)	3,750	75,000
SciQuest, Inc. (a)	2,220	37,784
ServiceSource International, Inc. (a)	1,960	22,109
Venture Corp. Ltd.	3,000	17,951
Verifone Systems, Inc. (a)	1,630	59,153
Xerox Corp.	6,230	43,174

		$2,891,525
Conglomerates - 0.3%
Alfa S.A.B de C.V.	4,446	$71,488
DCC PLC	1,509	37,413
First Pacific Co. Ltd.	32,000	35,901
Hutchison Whampoa Ltd.	6,000	53,821

		$198,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.2%
Beacon Roofing Supply, Inc. (a)	1,010	$26,775
Bellway PLC	5,077	63,745
Corporacion GEO S.A.B. de C.V. (a)	17,362	18,252
Eagle Materials, Inc.	920	31,970
Geberit AG	416	81,521
Lennar Corp., “A”	2,420	70,688
Lennox International, Inc.	430	18,778
NVR, Inc. (a)	204	157,892
Owens Corning (a)	660	17,728
PDG Realty S.A., ADR	16,862	57,162
Sherwin-Williams Co.	370	49,710
Stanley Black & Decker, Inc.	4,544	303,948

		$898,169
Consumer Products - 1.7%
Chr. Hansen Holding A/S	1,490	$42,526
Christian Dior S.A.	426	58,654
Colgate-Palmolive Co.	670	71,931
Energizer Holdings, Inc.	350	27,220
Estee Lauder Cos., Inc., “A”	616	32,266
Henkel KGaA, IPS	2,374	170,480
International Flavors & Fragrances, Inc.	1,020	56,855
Kao Corp.	4,400	119,083
Kose Corp.	1,000	23,415
L’occitane International S.A.	5,250	13,709
Newell Rubbermaid, Inc.	2,260	39,889
Nu Skin Enterprises, Inc., “A”	2,480	126,505
Procter & Gamble Co.	2,762	178,259
Reckitt Benckiser Group PLC	4,892	268,457
Uni-Charm Corp.	1,200	66,202

		$1,295,451
Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A.	1,200	$17,070
H&R Block, Inc.	780	12,581
HomeAway, Inc. (a)	2,640	60,614
MakeMyTrip Ltd. (a)	990	16,414
Priceline.com, Inc. (a)	405	268,005

		$374,684
Containers - 0.5%
Ball Corp.	3,020	$125,511
Brambles Ltd.	2,681	17,473
Greif, Inc., “A”	660	28,552
Owens-Illinois, Inc. (a)	860	15,867
Sealed Air Corp.	1,280	20,736
Silgan Holdings, Inc.	3,240	133,520
Viscofan S.A.	936	42,791

		$384,450
Electrical Equipment - 2.4%
AMETEK, Inc.	4,342	$134,602
Amphenol Corp., “A”	360	21,197
Danaher Corp. (s)	7,470	394,491
General Electric Co.	7,870	163,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Legrand S.A.	4,008	$128,093
Mettler-Toledo International, Inc. (a)	750	116,100
MSC Industrial Direct Co., Inc., “A”	1,290	88,662
Schneider Electric S.A.	2,417	135,879
Sensata Technologies Holding B.V. (a)	3,230	92,733
Siemens AG	1,477	125,325
Spectris PLC	1,038	25,037
TriMas Corp. (a)	960	20,870
Tyco International Ltd.	5,580	306,565
W.W. Grainger, Inc.	340	69,642

		$1,822,499
Electronics - 1.8%
Altera Corp.	4,080	$144,636
Analog Devices, Inc.	520	20,322
ASM International N.V.	469	17,741
ASML Holding N.V.	1,797	103,328
ASML Holding N.V.	445	25,713
Atmel Corp. (a)	870	5,098
Broadcom Corp., “A”	830	28,120
CEVA, Inc. (a)	1,960	30,458
Corning, Inc.	1,720	19,625
Entegris, Inc. (a)	1,880	15,134
Halma PLC	5,123	31,644
Hirose Electric Co. Ltd.	200	19,117
Hittite Microwave Corp. (a)	520	26,348
Infineon Technologies AG	3,358	24,388
Intel Corp.	4,240	108,968
JDS Uniphase Corp. (a)	1,730	17,023
KLA-Tencor Corp.	1,200	61,092
Linear Technology Corp.	2,220	71,595
Microchip Technology, Inc.	5,210	173,910
Monolithic Power Systems, Inc. (a)	1,770	34,303
Samsung Electronics Co. Ltd.	75	86,124
Siliconware Precision Industries Co. Ltd., ADR	13,204	71,698
Stratasys, Inc. (a)	170	10,418
Taiwan Semiconductor Manufacturing Co. Ltd.	21,654	57,939
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,572	119,751
Ultratech, Inc. (a)	1,580	50,260
Universal Display Corp. (a)	190	6,034
Veeco Instruments, Inc. (a)	1,230	43,923

		$1,424,710
Energy - Independent - 2.6%
Anadarko Petroleum Corp.	230	$15,971
Apache Corp.	430	37,032
Approach Resources, Inc. (a)	890	23,496
Berry Petroleum Corp., “A”	510	19,390
Cabot Oil & Gas Corp.	8,730	368,319
Cairn Energy PLC	13,862	62,040
Celtic Exploration Ltd. (a)	4,710	82,238
Cenovus Energy, Inc.	870	26,590
CNOOC Ltd.	17,000	34,174
Concho Resources, Inc. (a)	760	64,790
CONSOL Energy, Inc.	520	15,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Devon Energy Corp.	480	$28,378
Energy XXI (Bermuda) Ltd.	1,609	50,169
EOG Resources, Inc.	1,030	100,950
EQT Corp.	2,560	144,384
HollyFrontier Corp.	1,780	66,554
INPEX Corp.	19	105,813
Marathon Petroleum Corp.	340	16,082
Midstates Petroleum Co., Inc. (a)	2,220	18,914
Noble Energy, Inc.	1,080	94,424
Occidental Petroleum Corp.	2,540	221,056
Pinecrest Energy, Inc. (a)	11,440	20,876
Pioneer Natural Resources Co.	1,078	95,543
QEP Resources, Inc.	972	29,189
Range Resources Corp.	1,670	104,542
Reliance Industries Ltd.	2,992	39,849
SM Energy Co.	1,330	62,630
WPX Energy, Inc. (a)	1,820	29,029

		$1,977,492
Energy - Integrated - 3.2%
BG Group PLC	7,149	$140,521
BP PLC	41,577	275,672
Chevron Corp.	5,094	558,201
Exxon Mobil Corp. (s)	11,865	1,030,475
OAO Gazprom, ADR	3,430	31,525
Royal Dutch Shell PLC, “A”	11,502	390,567
Suncor Energy, Inc.	843	25,773

		$2,452,734
Engineering - Construction - 0.6%
Fluor Corp.	2,390	$118,496
JGC Corp.	8,000	244,646
Keppel Corp. Ltd.	8,200	73,306

		$436,448
Entertainment - 0.1%
Six Flags Entertainment Corp.	1,140	$65,675

Food & Beverages - 3.5%
Booker Group PLC	20,131	$28,947
Britvic PLC	13,361	62,760
Bunge Ltd.	2,280	149,956
Coca-Cola Co.	340	27,472
Coca-Cola Enterprises, Inc.	5,781	169,499
Dr Pepper Snapple Group, Inc.	2,902	132,273
General Mills, Inc.	6,040	233,748
Green Mountain Coffee Roasters, Inc. (a)	1,650	30,129
Groupe Danone	8,755	531,982
Herbalife Ltd.	890	48,852
Ingredion, Inc.	970	50,362
ITO EN Ltd.	600	11,416
J.M. Smucker Co.	870	66,816
Kellogg Co.	470	22,419
Kerry Group PLC	1,093	49,691
Kraft Foods, Inc., “A”	2,850	113,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
M Dias Branco S.A Industria e Comercio de Alimentos	1,400	$39,215
McCormick & Co., Inc.	190	11,567
Mead Johnson Nutrition Co., “A”	2,559	186,705
Nestle S.A.	8,636	530,647
PepsiCo, Inc. (s)	1,200	87,276
Smithfield Foods, Inc. (a)	2,980	55,130
Tyson Foods, Inc., “A”	2,020	30,320
Want Want China Holdings Ltd.	21,000	25,366

		$2,695,722
Food & Drug Stores - 1.1%
Alimentation Couche-Tard, Inc.	513	$24,291
Cosmos Pharmaceutical Corp.	836	68,024
CP All PLC	20,200	21,824
CVS Caremark Corp.	5,720	258,830
Dairy Farm International Holdings Ltd.	2,700	28,323
Kroger Co.	7,317	162,218
Lawson, Inc.	4,200	302,131
Walgreen Co.	530	19,271

		$884,912
Gaming & Lodging - 0.3%
Las Vegas Sands Corp.	1,120	$40,790
Royal Caribbean Cruises Ltd.	2,030	50,709
Sands China Ltd.	38,400	112,827
WMS Industries, Inc. (a)	600	11,022
Wynn Resorts Ltd.	169	15,844

		$231,192
General Merchandise - 1.4%
Clicks Group Ltd.	8,305	$54,707
Costco Wholesale Corp.	661	63,575
Dollar General Corp. (a)	4,165	212,457
Five Below, Inc. (a)	3,620	106,211
Kohl’s Corp.	1,380	68,614
Lojas Renner S.A.	900	26,910
Macy’s, Inc.	5,343	191,493
Target Corp.	5,410	328,117
Wal-Mart Stores, Inc.	551	41,011

		$1,093,095
Health Maintenance Organizations - 0.3%
Aetna, Inc.	1,249	$45,039
Humana, Inc.	1,160	71,456
UnitedHealth Group, Inc.	1,600	81,744

		$198,239
Insurance - 3.3%
ACE Ltd.	2,030	$149,205
Aflac, Inc.	2,554	111,814
AIA Group Ltd.	44,200	154,578
Allied World Assurance Co.	1,060	79,956
American International Group, Inc. (a)	4,609	144,123
Amlin PLC	12,334	72,639
Aon PLC	1,830	90,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Assurant, Inc.	1,810	$65,540
Berkshire Hathaway, Inc., “B” (a)	120	10,181
Catlin Group Ltd.	2,748	18,669
Chubb Corp.	1,100	79,959
Delta Lloyd N.V.	610	7,899
Euler Hermes	194	12,048
Everest Re Group Ltd.	2,210	224,757
Genworth Financial, Inc. (a)	1,560	7,862
Hanover Insurance Group, Inc.	600	21,042
Hartford Financial Services Group, Inc.	5,500	90,475
Hiscox Ltd.	16,048	110,969
ING Groep N.V. (a)	18,352	119,933
Jardine Lloyd Thompson Group PLC	2,246	25,770
Lincoln National Corp.	546	10,947
MetLife, Inc.	2,770	85,233
Protective Life Corp.	840	23,444
Prudential Financial, Inc.	5,820	280,990
Sony Financial Holdings, Inc.	2,600	41,651
Storebrand A.S.A. (a)	8,476	32,043
Swiss Re Ltd.	2,956	185,753
Symetra Financial Corp.	1,760	20,469
Travelers Cos., Inc.	1,650	103,373
Unum Group	1,010	19,079
Validus Holdings Ltd.	1,991	64,767
Willis Group Holdings PLC	510	18,860
Zurich Insurance Group AG	251	55,687

		$2,539,751
Internet - 1.2%
eBay, Inc. (a)	2,520	$111,636
Google, Inc., “A” (a)	990	626,640
LinkedIn Corp., “A” (a)	520	53,378
Millennial Media, Inc. (a)	1,250	12,413
Rackspace Hosting, Inc. (a)	1,130	49,584
Yahoo Japan Corp.	264	95,888

		$949,539
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	1,160	$13,955
Brunswick Corp.	1,230	27,048
Hasbro, Inc.	1,710	61,252
Mattel, Inc.	940	33,060
Polaris Industries, Inc.	1,005	75,536
Sankyo Co. Ltd.	400	19,833

		$230,684
Machinery & Tools - 2.0%
Allison Transmission Holdings, Inc.	2,080	$39,125
Burckhardt Compression Holding AG	170	43,299
Cummins, Inc.	1,306	125,245
Douglas Dynamics, Inc.	480	6,418
Eaton Corp.	1,410	61,814
Flowserve Corp.	230	27,595
GEA Group AG	3,306	89,091
GLORY Ltd.	4,100	84,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
IPG Photonics Corp. (a)	890	$46,129
Joy Global, Inc.	4,240	220,226
Kennametal, Inc.	2,350	86,715
Kone Oyj, “B”	504	31,167
Neopost S.A.	737	41,887
Polypore International, Inc. (a)	2,560	95,130
Proto Labs, Inc. (a)	240	9,079
Roper Industries, Inc.	470	46,742
Schindler Holding AG	1,345	156,930
Sinotruk (Hong Kong) Ltd.	26,500	13,903
Spirax-Sarco Engineering PLC	1,557	47,774
Timken Co.	489	17,702
United Rentals, Inc. (a)	4,070	117,664
WABCO Holdings, Inc. (a)	1,660	91,167
Weir Group PLC	1,260	32,486

		$1,531,929
Major Banks - 3.7%
Banco Santander S.A.	7,400	$44,561
Bank of America Corp.	1,650	12,111
Bank of New York Mellon Corp.	3,840	81,715
Barclays PLC	41,392	108,488
BNP Paribas	2,258	83,562
BOC Hong Kong Holdings Ltd.	18,500	56,631
Comerica, Inc.	738	22,295
Goldman Sachs Group, Inc.	2,530	255,277
HSBC Holdings PLC	27,406	229,409
Huntington Bancshares, Inc.	4,950	30,764
JPMorgan Chase & Co. (s)	17,440	627,840
KeyCorp	6,790	54,184
Mitsubishi UFJ Financial Group, Inc.	12,000	57,636
PNC Financial Services Group, Inc.	4,290	253,539
Regions Financial Corp.	3,860	26,866
Standard Chartered PLC	8,672	197,900
State Street Corp.	2,735	110,439
Sumitomo Mitsui Financial Group, Inc.	6,700	210,889
Wells Fargo & Co.	6,550	221,454
Westpac Banking Corp.	6,690	162,307

		$2,847,867
Medical & Health Technology & Services - 1.8%
Advisory Board Co. (a)	640	$28,794
Air Methods Corp. (a)	160	17,445
AmerisourceBergen Corp.	2,658	105,523
Brookdale Senior Living, Inc. (a)	2,430	39,998
Catamaran Corp. (a)	1,384	116,962
Cerner Corp. (a)	2,214	163,659
Diagnosticos da America S.A.	8,300	46,579
Express Scripts Holding Co. (a)	1,650	95,601
Fleury S.A.	1,300	13,582
Fresenius Medical Care AG & Co. KGaA	530	38,430
HCA Holdings, Inc.	7,033	186,234
Health Management Associates, Inc., “A” (a)	2,750	18,095
Healthcare Services Group, Inc.	1,700	36,856
Henry Schein, Inc. (a)	300	22,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
HMS Holdings Corp. (a)	630	$21,678
IDEXX Laboratories, Inc. (a)	730	64,364
Kobayashi Pharmaceutical Co. Ltd.	800	41,740
McKesson Corp.	781	70,860
Miraca Holdings, Inc.	4,000	169,858
Patterson Cos., Inc.	1,930	65,813
Quest Diagnostics, Inc.	650	37,980
Universal Health Services, Inc.	210	8,207

		$1,410,701
Medical Equipment - 2.3%
Align Technology, Inc. (a)	440	$14,942
Analogic Corp.	170	10,883
Becton, Dickinson & Co.	430	32,555
Cepheid, Inc. (a)	1,050	33,642
Conceptus, Inc. (a)	3,300	61,314
Cooper Cos., Inc.	1,240	93,322
Covidien PLC	4,446	248,442
DENTSPLY International, Inc.	810	29,435
DexCom, Inc. (a)	790	8,698
DIASORIN S.p.A.	1,239	33,843
Edwards Lifesciences Corp. (a)	1,050	106,260
Endologix, Inc. (a)	3,960	46,530
EnteroMedics, Inc. (a)	2,210	7,337
Essilor International S.A.	581	50,440
Gen-Probe, Inc. (a)	640	52,922
Heartware International, Inc. (a)	140	12,501
Intuitive Surgical, Inc. (a)	120	57,780
Masimo Corp. (a)	1,360	30,464
Medtronic, Inc.	2,890	113,924
Nihon Kohden Corp.	900	29,231
Novadaq Technologies, Inc. (a)	490	3,896
NxStage Medical, Inc. (a)	2,110	31,756
Pall Corp.	130	6,943
PerkinElmer, Inc.	1,150	29,383
Sirona Dental Systems, Inc. (a)	490	21,183
Sonova Holding AG	1,302	123,070
St. Jude Medical, Inc.	3,120	116,563
Teleflex, Inc.	440	28,046
Thermo Fisher Scientific, Inc.	5,283	294,105
Thoratec Corp. (a)	250	8,578
Uroplasty, Inc. (a)	3,950	15,364
Vocera Communications, Inc. (a)	1,060	28,450
Volcano Corp. (a)	1,080	28,566

		$1,810,368
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	3,050	$124,715
Globe Specialty Metals, Inc.	3,010	37,715
Iluka Resources Ltd.	20,108	198,504
Rio Tinto Ltd.	945	52,218
Rio Tinto PLC	3,570	164,922
Steel Dynamics, Inc.	1,249	16,100
Sumitomo Metal Industries Ltd.	11,000	16,101

		$610,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	680	$27,540
China Resources Gas Group Ltd.	2,000	3,862
GDF SUEZ	2,386	53,094
NorthWestern Corp.	520	19,204
Spectra Energy Corp.	2,280	69,973
Tokyo Gas Co. Ltd.	16,000	82,564
Vectren Corp.	590	17,610

		$273,847
Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	1,048	$37,529
Williams Cos., Inc.	1,330	42,281

		$79,810
Network & Telecom - 0.9%
Calix, Inc. (a)	3,010	$13,876
Cisco Systems, Inc.	1,830	29,189
Ericsson, Inc., “B”	22,429	207,787
F5 Networks, Inc. (a)	711	66,393
Finisar Corp. (a)	1,460	18,148
Fortinet, Inc. (a)	6,970	167,350
Juniper Networks, Inc. (a)	1,560	27,347
Nokia Oyj	6,369	15,281
Palo Alto Networks, Inc. (a)	105	6,000
Qualcomm, Inc.	1,960	116,973
VTech Holdings Ltd.	5,500	64,566

		$732,910
Oil Services - 1.4%
AMEC PLC	1,850	$32,206
Atwood Oceanics, Inc. (a)	1,120	49,874
Cameron International Corp. (a)	3,020	151,815
Core Laboratories N.V.	300	33,468
Dresser-Rand Group, Inc. (a)	4,970	231,155
Ensco PLC, “A”	650	35,315
FMC Technologies, Inc. (a)	2,490	112,349
Halliburton Co.	1,690	55,990
Helmerich & Payne, Inc.	650	30,225
John Wood Group PLC	3,968	48,210
Lufkin Industries, Inc.	420	19,341
Oil States International, Inc. (a)	490	35,623
Saipem S.p.A.	957	43,900
Schlumberger Ltd.	1,274	90,785
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	655	55,132
Technip	270	28,265
Transocean, Inc.	300	14,049

		$1,067,702
Other Banks & Diversified Financials - 3.3%
Aeon Credit Service Co. Ltd.	2,600	$49,546
Air Lease Corp. (a)	1,120	22,042
Anglo Irish Bank Corp. PLC (a)	10,470	0
Banco Santander Brasil S.A., ADR	2,680	20,448
Banco Santander Chile, ADR	300	22,548
Brookline Bancorp, Inc.	2,080	17,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp.	1,360	$76,826
CapitalSource, Inc.	2,900	18,995
Chiba Bank Ltd.	14,000	81,464
China Construction Bank	86,420	58,076
CIT Group, Inc. (a)	820	29,946
Citigroup, Inc.	1,779	48,264
Credicorp Ltd.	628	72,810
DBS Group Holdings Ltd.	7,000	82,587
Discover Financial Services	10,152	365,066
DNB A.S.A.	4,496	47,365
Fifth Third Bancorp	7,970	110,145
First Niagara Financial Group, Inc.	1,990	15,084
First Republic Bank	680	22,120
Hachijuni Bank Ltd.	3,000	15,880
HDFC Bank Ltd.	3,347	35,220
HDFC Bank Ltd., ADR	960	32,554
ICICI Bank Ltd.	1,610	27,667
Itau Unibanco Holding S.A., ADR	8,470	133,911
Joyo Bank Ltd.	4,000	17,793
Julius Baer Group Ltd.	3,040	108,481
Jyske Bank (a)	1,416	37,871
Komercni Banka A.S.	213	36,226
MasterCard, Inc., “A”	568	247,972
People’s United Financial, Inc.	2,440	27,962
PT Bank Mandiri (Persero) Tbk.	35,500	30,959
PT Bank Rakyat Indonesia (Persero) Tbk.	75,500	55,457
Sapporo Hokuyo Holdings, Inc.	3,900	11,175
Siam Commercial Bank Public Co. Ltd.	12,600	64,461
SunTrust Banks, Inc.	3,720	87,978
Sydbank A/S (a)	478	7,753
UniCredit S.p.A (a)	9,588	32,241
Unione di Banche Italiane S.c.p.A.	1,705	4,915
Visa, Inc., “A”	1,858	239,812
Western Union Co.	6,080	105,974
Zions Bancorporation	740	13,468

		$2,536,555
Pharmaceuticals - 4.3%
Abbott Laboratories	6,599	$437,580
Allergan, Inc.	550	45,139
Auxilium Pharmaceuticals, Inc. (a)	950	25,593
Bayer AG	4,261	323,382
Eli Lilly & Co.	760	33,463
Genomma Lab Internacional S.A., “B” (a)	17,893	36,073
GlaxoSmithKline PLC	5,307	121,934
Hisamitsu Pharmaceutical Co., Inc.	400	20,121
Johnson & Johnson	5,020	347,484
Merck & Co., Inc.	7,930	350,268
Novartis AG	3,020	176,992
Novo Nordisk A/S, “B”	360	55,624
Perrigo Co.	750	85,515
Pfizer, Inc.	24,009	577,176
Roche Holding AG	2,291	405,687
Sanofi	585	47,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Santen Pharmaceutical Co. Ltd.	5,100	$216,972
United Therapeutics Corp. (a)	399	21,857

		$3,328,459
Pollution Control - 0.2%
Stericycle, Inc. (a)	510	$47,354
Waste Connections, Inc.	3,195	98,310

		$145,664
Precious Metals & Minerals - 0.1%
Colossus Minerals, Inc. (a)	1,960	$7,036
Goldcorp, Inc.	430	15,497
Goldcorp, Inc.	540	19,492
Newcrest Mining Ltd.	2,535	61,937

		$103,962
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	20	$939
Moody’s Corp.	640	25,939
Pearson PLC	5,850	109,528
UBM PLC	1,604	16,053

		$152,459
Railroad & Shipping - 0.7%
Canadian National Railway Co.	1,290	$113,623
CSX Corp.	1,480	33,951
Diana Shipping, Inc. (a)	4,940	32,999
East Japan Railway Co.	1,100	70,354
Kansas City Southern Co.	1,630	118,664
Kuehne & Nagel International AG	210	23,835
Union Pacific Corp.	1,140	139,775

		$533,201
Real Estate - 0.8%
Annaly Mortgage Management, Inc., REIT	1,450	$25,274
Ascendas Real Estate Investment Trust, REIT	39,000	70,946
Big Yellow Group PLC, REIT	3,020	14,773
BioMed Realty Trust, Inc., REIT	3,620	68,056
Brasil Brokers Participacoes S.A.	5,100	15,679
DDR Corp., REIT	1,320	19,853
Deutsche Wohnen AG	3,064	50,994
Entertainment Properties Trust, REIT	670	30,257
GSW Immobilien AG	2,050	75,434
Hang Lung Properties Ltd.	15,000	53,057
Mack-Cali Realty Corp., REIT	1,003	26,870
Midland Holdings Ltd.	88,000	47,078
Public Storage, Inc., REIT	180	26,811
Starwood Property Trust, Inc., REIT	1,820	40,513
Supalai PLC	55,400	31,335
TAG Immobilien AG	1,750	16,794
Vornado Realty Trust, REIT	530	44,255

		$657,979
Restaurants - 0.6%
Ajisen (China) Holdings Ltd.	39,000	$26,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - continued
Arcos Dorados Holdings, Inc.	2,930	$38,324
BJ’s Restaurants, Inc. (a)	200	7,916
Chuy’s Holdings, Inc. (a)	1,490	25,941
McDonald’s Corp.	840	75,062
Starbucks Corp.	2,810	127,237
Whitbread PLC	1,825	60,801
YUM! Brands, Inc.	1,960	127,086

		$489,331
Special Products & Services - 0.1%
Filtrona PLC	5,627	$40,871
Tile Shop Holdings, Inc. (a)	1,030	10,290

		$51,161
Specialty Chemicals - 2.0%
Air Products & Chemicals, Inc.	760	$61,127
Airgas, Inc.	4,180	331,558
Akzo Nobel N.V.	3,092	166,058
Albemarle Corp.	960	55,891
Chugoku Marine Paints Ltd.	3,000	14,611
Croda International PLC	259	9,506
Ecosynthetix, Inc. (a)(z)	650	2,282
Elementis PLC	18,124	59,555
FMC Corp.	710	38,837
Kansai Paint Co. Ltd.	6,000	62,593
L’Air Liquide S.A.	397	44,232
Linde AG	1,450	215,963
LyondellBasell Industries N.V., “A”	570	25,382
Nippon Paint Co. Ltd.	4,000	33,000
Praxair, Inc.	371	38,495
Rockwood Holdings, Inc.	2,320	102,590
Shin-Etsu Chemical Co. Ltd.	1,300	65,524
Sika AG	33	61,687
Symrise AG	4,275	134,221

		$1,523,112
Specialty Stores - 2.7%
ABC-Mart, Inc.	1,100	$44,320
Advance Auto Parts, Inc.	520	36,478
Amazon.com, Inc. (a)	56	13,065
American Eagle Outfitters, Inc.	10,849	225,876
AutoZone, Inc. (a)	313	117,447
Children’s Place Retail Store, Inc. (a)	1,470	74,676
Citi Trends, Inc. (a)	1,790	26,904
Esprit Holdings Ltd.	15,581	18,772
Ethan Allen Interiors, Inc.	1,710	35,277
Francesca’s Holdings Corp. (a)	650	20,417
Gap, Inc.	4,130	121,794
Hennes & Mauritz AB, “B”	1,910	70,321
Industria de Diseno Textil S.A.	576	59,041
Monro Muffler Brake, Inc.	1,120	37,038
NEXT PLC	778	39,130
Nitori Co. Ltd.	550	51,367
O’Reilly Automotive, Inc. (a)	700	60,018
PetSmart, Inc.	4,060	268,407

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Ross Stores, Inc.	3,352	$222,707
rue21, Inc. (a)	990	24,394
Sally Beauty Holdings, Inc. (a)	720	19,022
Staples, Inc.	2,900	36,946
Tiffany & Co.	3,050	167,537
Tractor Supply Co.	880	79,964
Urban Outfitters, Inc. (a)	7,254	221,610

		$2,092,528
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT	5,752	$415,927
KDDI Corp.	44	303,021
MTN Group Ltd.	1,374	24,674
NTT DoCoMo, Inc.	41	68,671
SBA Communications Corp. (a)	290	17,127
Sprint Nextel Corp. (a)	2,330	10,159
TIM Participacoes S.A., ADR	4,513	95,450
Vodafone Group PLC	147,164	420,455
Vodafone Group PLC, ADR	950	27,311

		$1,382,795
Telephone Services - 1.3%
AT&T, Inc.	8,480	$321,562
CenturyLink, Inc.	3,944	163,834
China Unicom (Hong Kong) Ltd.	80,000	117,101
Frontier Communications Corp.	1,660	6,507
Royal KPN N.V.	1,897	15,571
TDC A.S.	3,946	26,742
Telecom Italia S.p.A.	18,647	15,222
Telecom Italia S.p.A.	79,446	55,398
Verizon Communications, Inc.	5,077	229,176
Ziggo N.V.	1,181	34,084

		$985,197
Tobacco - 2.3%
Altria Group, Inc.	3,919	$140,966
British American Tobacco PLC	2,509	133,294
Japan Tobacco, Inc.	13,400	422,625
Lorillard, Inc.	2,130	274,003
Philip Morris International, Inc.	6,925	633,222
Reynolds American, Inc.	680	31,464
Schweitzer-Mauduit International, Inc.	260	17,706
Swedish Match AB	2,597	109,267

		$1,762,547
Trucking - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	850	$38,556
DSV A.S.	3,000	64,202
Expeditors International of Washington, Inc.	4,790	170,380
Swift Transportation Co. (a)	5,010	41,583
United Parcel Service, Inc., “B”	1,980	149,708
Yamato Holdings Co. Ltd.	11,000	179,907

		$644,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.7%
AES Corp. (a)	17,980	$216,839
American Electric Power Co., Inc.	3,130	132,211
American Water Works Co., Inc.	310	11,238
Calpine Corp. (a)	860	14,697
CenterPoint Energy, Inc.	990	20,849
CEZ A.S.	1,626	54,756
CMS Energy Corp.	8,770	216,268
DTE Energy Co.	540	33,140
Edison International	1,700	78,506
Energias do Brasil S.A.	6,600	43,641
Entergy Corp.	590	42,875
FirstEnergy Corp.	1,790	89,894
GenOn Energy, Inc. (a)	3,820	9,092
Great Plains Energy, Inc.	1,500	33,270
Northeast Utilities	1,360	54,237
OGE Energy Corp.	290	15,402
PG&E Corp.	1,540	71,086
Portland General Electric Co.	680	18,516
PPL Corp.	370	10,693
Public Service Enterprise Group, Inc.	370	12,299
Suez Environnement	2,360	25,846
Tractebel Energia S.A.	1,430	25,506
Tractebel Energia S.A., ADR	2,456	44,426
Wisconsin Energy Corp.	420	17,111

		$1,292,398
Total Common Stocks		$65,638,072

Convertible Preferred Stocks - 0.1%
Aerospace - 0.0%
United Technologies Corp., 7.5%	160	$8,440

Automotive - 0.0%
General Motors Co., 4.75%	500	$16,735

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	1,600	$86,960
Total Convertible Preferred Stocks		$112,135

	Strike Price	First Exercise

Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/17	677	$1,997

Money Market Funds - 6.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)			4,615,995	$4,615,995
Total Investments				$70,368,199

Securities Sold Short - (0.1)%
Business Services - 0.0%
Computer Sciences Corp.			(860)	$(21,173)

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Securities Sold Short - continued
Food & Beverages - 0.0%
Conagra Foods, Inc.	(780)	$(19,258)
Total Securities Sold Short		$(40,431)

Other Assets, Less Liabilities - 9.2%		7,134,366
Net Assets - 100.0%		$77,462,134

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$6,148	$2,282
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	8/22/12	$373,740	$369,462	$4,278
SELL	CHF	JPMorgan Chase Bank N.A.	1,485,000	8/22/12	1,580,339	1,521,785	58,554
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	8/22/12	553,715	550,706	3,009
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,060,000	8/22/12	1,299,378	1,304,533	5,155
SELL	EUR	JPMorgan Chase Bank N.A.	5,305,000	9/24/12	6,699,249	6,531,550	167,699
SELL	GBP	JPMorgan Chase Bank N.A.	2,500,000	8/22/12	4,003,520	3,919,544	83,976
BUY	ILS	Barclays Bank PLC	6,158,384	10/19/12	1,510,000	1,540,598	30,598
BUY	KRW	JPMorgan Chase Bank N.A.	3,104,598,500	8/22/12	2,663,804	2,741,739	77,935
BUY	MXN	JPMorgan Chase Bank N.A.	60,060,000	9/24/12	4,282,573	4,492,870	210,297
BUY	NOK	JPMorgan Chase Bank N.A.	580,000	10/19/12	94,338	95,934	1,596
BUY	PLN	JPMorgan Chase Bank N.A.	5,140,000	9/24/12	1,497,264	1,528,640	31,376
BUY	SEK	JPMorgan Chase Bank N.A.	4,920,000	8/22/12	687,735	722,830	35,095

							$709,568

Liability Derivatives
SELL	AUD	Barclays Bank PLC	1,445,000	9/24/12	$1,509,664	$1,510,996	$(1,332)
SELL	AUD	JPMorgan Chase Bank N.A.	7,940,000	9/24/12	7,910,106	8,302,634	(392,528)
SELL	CAD	JPMorgan Chase Bank N.A.	2,260,000	8/22/12-10/19/12	2,217,126	2,250,697	(33,571)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	10/19/12	838,134	838,427	(293)
SELL	HUF	JPMorgan Chase Bank N.A.	348,350,000	9/24/12	1,472,252	1,509,565	(37,313)
SELL	JPY	JPMorgan Chase Bank N.A.	293,700,000	9/24/12	3,737,278	3,761,562	(24,284)
BUY	MYR	JPMorgan Chase Bank N.A.	4,877,000	8/22/12	1,574,496	1,555,891	(18,605)
SELL	NZD	JPMorgan Chase Bank N.A.	5,530,000	10/19/12	4,330,836	4,454,409	(123,573)
SELL	SEK	Morgan Stanley Capital Services, Inc.	9,129,886	8/22/12	1,299,378	1,341,333	(41,955)
SELL	SGD	JPMorgan Chase Bank N.A.	565,000	10/19/12	444,438	454,096	(9,658)
SELL	TRY	JPMorgan Chase Bank N.A.	2,784,011	10/19/12	1,510,000	1,531,868	(21,868)

							$(704,980)

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index Future (Long)	EUR	10	$796,719	August - 2012	$24,740
CAC 40 Index (Long)	EUR	19	764,815	August - 2012	22,767
DAX Index (Long)	EUR	16	3,328,256	September - 2012	281,412
H-Shares Index (Long)	HKD	64	3,954,649	August - 2012	140,860
Nikkei 225 Index (Long)	JPY	52	5,722,540	September - 2012	94,057
SPI 200 Index (Long)	AUD	8	883,299	September - 2012	26,793

					$590,629

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	8	$1,059,540	September - 2012	$(32,670)
E-mini NASDAQ-100 Future (Short)	USD	5	263,650	September - 2012	(12,657)
E-mini S&P MidCap 400 (Short)	USD	78	7,321,080	September - 2012	(282,547)
FTSE 100 Index (Short)	GBP	17	1,488,014	September - 2012	(10,737)
FTSE China A50 (Short)	USD	496	3,707,973	August - 2012	(23,992)
Hang Seng Index (Short)	HKD	10	1,267,017	August - 2012	(55,128)
MSCI Singapore Free Index (Short)	SGD	17	946,499	August - 2012	(13,810)
MSCI Taiwan Index (Short)	USD	229	5,752,374	August - 2012	(188,773)
OMX Index (Short)	SEK	13	203,691	August - 2012	(5,474)
Russell 2000 Index Mini (Short)	USD	35	2,746,100	September - 2012	(138,159)
S&P 500 Future (Short)	USD	109	37,457,850	September - 2012	(1,898,432)
Topix Index (Short)	JPY	43	4,001,254	September - 2012	(133,691)

					$(2,796,070)

Swap Agreements at 7/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps Agreements
9/14/21	EUR	8,800,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$919,352
11/30/21	EUR	5,500,000	Deutsche Bank	2.7775% (fixed rate)	6-Month EURIBOR	753,882
12/23/41	USD	3,800,000	Citibank N.A.	2.6625% (fixed rate)	3-Month LIBOR	270,727

						$1,943,961

Credit Default Swaps Agreements
6/20/15	USD	8,400,000	JPMorgan Chase Bank (a)	5.00% (fixed rate)	(1)	$301,160
6/20/16	USD	18,000,000	Goldman Sachs International (b)	1.00% (fixed rate)	(2)	96,199
6/20/16	USD	4,400,000	Deutsche Bank (c)	1.00% (fixed rate)	(2)	23,515

						$420,874

						$2,364,835

Liability Derivatives
Interest Rate Swaps Agreements
6/07/42	USD	3,200,000	Citibank N.A.	2.29375% (fixed rate)	3-Month LIBOR	$(39,033)

Credit Default Swaps Agreements
6/20/17	USD	23,300,000	Citibank N.A. (d)	1.00% (fixed rate)	(3)	$(46,301)
6/20/17	USD	13,761,000	Deutsche Bank (e)	5.00% (fixed rate)	(4)	(346,743)

						$(393,044)

						$(432,077)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.14 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.16 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.18 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.18 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums received by the fund amounted to $136,874.

Portfolio of Investments (unaudited) – continued

(b)	Net unamortized premiums received by the fund amounted to $1,000.

(c)	Net unamortized premiums received by the fund amounted to $41,595.

(d)	Net unamortized premiums received by the fund amounted to $84,666.

(e)	Net unamortized premiums received by the fund amounted to $420,540.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2012, the fund had cash collateral of $4,361,846 and other liquid securities with an aggregate value of $530,471 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$43,506,334	$—	$—	$43,506,334
United Kingdom	490,399	4,348,744	—	4,839,143
Japan	790,958	3,711,729	—	4,502,687
Switzerland	247,440	1,804,586	—	2,052,026
France	—	1,890,255	—	1,890,255
Germany	215,963	1,396,745	—	1,612,708
Netherlands	118,898	785,902	—	904,800
Hong Kong	64,224	745,665	—	809,889
Brazil	697,754	—	—	697,754
Other Countries	1,872,757	3,063,851	0	4,936,608
Mutual Funds	4,615,995	—	—	4,615,995
Total Investments	$52,620,722	$17,747,477	$0	$70,368,199
Short Sales	$(40,431)	$—	$—	$(40,431)

Other Financial Instruments
Futures Contracts	$(2,364,555)	$159,114	$—	$(2,205,441)
Swap Agreements	—	1,932,758	—	1,932,758
Forward Foreign Currency Exchange Contracts	—	4,588	—	4,588

For further information regarding security characteristics, see the Portfolio of Investments. At July 31, 2012, the fund held 1 level 3 securities valued at $0, which was also held and valued at $0 at October 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $625,825 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,725,786 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period ended July 31, 2012:

	Percentage of Net Assets
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swaps Agreements	Options
Average Notional Amount Outstanding	99.49%	94.22%	105.84%	0.14%
Notional Amount Outstanding as of July 31, 2012	67.25%	105.43%	119.36%	—

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

Supplemental Information (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2012.

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$1,943,961	$(39,033)
Foreign Exchange	Forward Foreign Currency Exchange	709,568	(704,980)
Equity	Equity Futures	590,629	(2,796,070)
Credit	Credit Default Swaps	420,874	(393,044)
Total		$3,665,032	$(3,933,127)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Options

	Number of Premiums	Contracts Received
Outstanding, beginning of period	1	$877
Options written	199	1,421,103
Options closed	(173)	(1,420,056)
Options expired	(27)	(1,924)
Outstanding, end of period	—	$—

Supplemental Information (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the

Supplemental Information (unaudited) – continued

fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of July 31, 2012 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of July 31, 2012, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $37,061,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$58,442,204
Gross unrealized appreciation	$13,320,673
Gross unrealized depreciation	(1,394,678)
Net unrealized appreciation (depreciation)	$11,925,995

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	526,738	83,057,217	(78,967,960)	4,615,995

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,821	$4,615,995

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	50.2%
Germany	31.3%
Japan	8.1%
United Kingdom	4.3%
France	3.4%
Switzerland	2.6%
Netherlands	2.2%
Australia	2.0%
Taiwan	(7.1)%
Other Countries	3.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.